J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Large Cap Value Fund

(All Share Classes)

(series of JPMorgan Trust II)

JPMorgan Value Opportunities Fund

(All Share Classes)

(each a “Fund” and collectively the “Funds”)

Supplement dated April 4, 2013 to the

Prospectuses dated November 1, 2012, as supplemented

The section titled “Management” in each Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced by the following:

MANAGEMENT

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Aryeh Glatter	2011	Executive Director
Scott Blasdell	2013	Managing Director

In addition, the section titled “The Funds’ Management and Administration — The Portfolio Managers” for the Funds is deleted in its entirety and replaced by the following:

Aryeh Glatter, Executive Director of JPMIM, and Scott Blasdell, Managing Director of JPMIM and a CFA charterholder, serve as the portfolio managers for the Fund. Mr. Glatter has been a portfolio manager on the Large Cap Value team since 2011 when he joined the firm. Prior to joining the firm in 2011, he was a portfolio manager at AllianceBernstein, where he managed large cap equities from 2000 to 2009. Mr. Blasdell has been a portfolio manager at the firm since 2001, including on the Structured Equity Team since 2008. Prior to that time he was a portfolio manager for JPMIM’s REIT strategies. Mr. Blasdell has been an employee of JPMIM since 1999.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

SUP-LCV-VO-PM-413

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Large Cap Value Fund

(All Share Classes)

(series of JPMorgan Trust II)

Supplement dated April 4, 2013

to the Statement of Additional Information

dated November 1, 2012, as supplemented

The information in the SAI under the headings “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” with respect to the Large Cap Value Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts managed by each portfolio manager as of June 30, 2012:

Non-Performance Based Fee Advisory Accounts

	REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Large Cap Value Fund
Aryeh Glatter	2	$1,324,086	0	$0	0	$0
Scott Blasdell*	8	2,584,053	3	335,576	7	5,376,018

*	As of 2/28/13

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2012:

Performance Based Fee Advisory Accounts

	REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Large Cap Value Fund
Aryeh Glatter	0	$0	0	$0	0	$0
Scott Blasdell*	0	0	1	736,443	2	293,268

*	As of 2/28/13

SUP-SAI-LCV-PM-413

Portfolio Managers’ Ownership of Securities

The following table indicates for the Fund the dollar range of shares beneficially owned by each portfolio manager as of June 30, 2012:

Aggregate Dollar Range of Securities in the Fund

	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Large Cap Value Fund
Aryeh Glatter			X
Scott Blasdell*	X

*	As of 4/3/13

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE